UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [ ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Seminole Management Co., Inc.
Address:  150 East 52nd Street, 29th Fl.
          New York, NY 10022

Form 13F File Number: 028-06099

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:  Paul C. Shiverick
Title: Chairman
Phone: (212) 838-6055
Signature, Place and Date of Signing:

/s/ Paul C. Shiverick    New York, New York       November 14, 2001
---------------------    ------------------       ----------------
    (signature)           (city, state)                (date)

Report Type:

[X] 13F HOLDINGS REPORT.     (Check here if all holdings of this reporting
                             manager are reported in this report.)

[ ] 13F NOTICE.              (Check here if no holdings reported are in this
                             report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         Two*

Form 13F Information Table Entry Total:    61

Form 13F Information Table Value Total:    $208,284

No.    Name
---    ----
(1)    Paul C. Shiverick
(2)    Michael P. Messner

*    Messrs.  Shiverick  and  Messner  are the  Investment  Managers of a single
     investment   advisory  firm,  Seminole  Management  Co.,  Inc.,  which  has investment discretion over the investment portfolios reported herein.

                           FORM 13F INFORMATION TABLE

                                                                                        IN-
                                                                                        VEST-
                                                                                        MENT
                                                                                        DIS-    OTHER
                                    TITLE OF   CUSIP      MARKET  SHARES OR  SH   PUT/  CRE-    MANA-      VOTING AUTHORITY
 NAME OF ISSUER                      CLASS     NUMBER     VALUE    PRN AMT   PRN  CALL  TION    GERS     SOLE    SHARED  NONE
 --------------                      -----     ------     -----    -------   ---  ----  ----    ----     ----    ------  ----
7-ELEVEN INC COM STK                  COM     817826209   1,659    171,900    SH         SOLE           171,900    0      0
AIRBORNE INC                          COM     009269101   5,717    598,600    SH         SOLE           598,600    0      0
ALLIANCE CAPITAL MGM HOLD             COM     01855A101  10,927    239,100    SH         SOLE           239,100    0      0
AMDOCS LTD COM STK                    COM     G02602103   3,461    129,876    SH         SOLE           129,876    0      0
AMER INTL GROUP INC COM               COM     026874107   6,240     80,000    SH         SOLE            80,000    0      0
AOL TIME WARNER                       COM     00184A105     662     20,000    SH         SOLE            20,000    0      0
AT&T WIRELESS SERVICES INC            COM     00209A106   2,092    140,000    SH         SOLE           140,000    0      0
BEST BUY INC COM                      COM     086516101   3,182     70,000    SH         SOLE            70,000    0      0
BROADCOM CORP CLASS A COM STK         COM     111320107   2,030    100,000    SH         SOLE           100,000    0      0
BROADWING INC.                        COM     111620100   4,825    300,042    SH         SOLE           300,042    0      0
CAL DIVE INTERNATIONAL                COM     127914109     200     12,000    SH         SOLE            12,000    0      0
COMPUTER ASSOC INTL INC COM           COM     204912109   1,611     62,600    SH         SOLE            62,600    0      0
CONVERGYS CORP COM STK                COM     212485106     416     15,000    SH         SOLE            15,000    0      0
COOPER CAMERON CORP COM               COM     216640102     361     11,000    SH         SOLE            11,000    0      0
CSG SYSTEMS INTL INC COM              COM     126349109     250      6,100    SH         SOLE             6,100    0      0
CSX CORP COM                          COM     126408103   6,458    205,000    SH         SOLE           205,000    0      0
DIAMOND OFFSHORE DRILLING INC         COM     25271C102   3,026    120,000    SH         SOLE           120,000    0      0
DYNEGY INC CL-A COM STK               COM     26816Q101   1,733     50,000    SH         SOLE            50,000    0      0
ENRON CORP COM                        COM     293561106     272     10,000    SH         SOLE            10,000    0      0
ENSCO INTL INC COM                    COM     26874Q100     585     40,000    SH         SOLE            40,000    0      0
EVEREST RE GROUP LTD COM STK          COM     G3223R108   3,474     53,700    SH         SOLE            53,700    0      0
FRANKLIN ELECTR PUBLISHERS INC        COM     353515109     106     88,700    SH         SOLE            88,700    0      0
GENERAL ELEC CO COM STK               COM     369604103   4,836    130,000    SH         SOLE           130,000    0      0
GENERAL MOTORS CLASS H COM            COM     370442832   2,799    210,000    SH         SOLE           210,000    0      0
GOLDMAN SACHS GROUP INC               COM     38141G104   2,469     34,610    SH         SOLE            34,610    0      0
HANOVER COMPRESSOR CO COM             COM     410768105   1,342     62,000    SH         SOLE            62,000    0      0
HUMANA INC COM                        COM     444859102   2,366    196,200    SH         SOLE           196,200    0      0
HUNTINGTON BANCSHARES INC             COM     446150104   1,300     75,100    SH         SOLE            75,100    0      0
INGRAM MICRO INC CL A COM             COM     457153104  12,650    980,600    SH         SOLE           980,600    0      0
INTEL CORP COM                        COM     458140100   1,226     60,000    SH         SOLE            60,000    0      0
J.D. EDWARDS & CO COM STK             COM     281667105   3,544    497,801    SH         SOLE           497,801    0      0
LEAR CORPORATION COM                  COM     521865105   2,567     95,000    SH         SOLE            95,000    0      0
LOEWS CORP COM                        COM     540424108   6,396    138,200    SH         SOLE           138,200    0      0
MEDIA 100 INC COM                     COM     58440W105     121    123,850    SH         SOLE           123,850    0      0
MERCURY INTERACTIVE CORP              COM     589405109     571     30,000    SH         SOLE            30,000    0      0
MGM MIRAGE INC COM                    COM     552953101   4,496    200,000    SH         SOLE           200,000    0      0
MICREL INC COM                        COM     594793101     708     35,500    SH         SOLE            35,500    0      0
MINNESOTA MNG & MFG CO COM            COM     604059105   7,114     72,300    SH         SOLE            72,300    0      0
ML BIOTECH HLDG US ETFS               US ETF  09067D201   4,438     40,000    SH         SOLE            40,000    0      0
ML INTERNET US ETFS COM STK           US ETF  46059W102   1,044     38,300    SH         SOLE            38,300    0      0
NATIONAL-OILWELL INC  COM             COM     637071101     290     20,000    SH         SOLE            20,000    0      0
NAVISTAR INTL CORP NEW                COM     63934E108   2,350     83,200    SH         SOLE            83,200    0      0
NEUBERGER BERMAN INC COM STK          COM     641234109     698     20,000    SH         SOLE            20,000    0      0
NOBLE DRILLING CORP COM               COM     655042109   2,160     90,000    SH         SOLE            90,000    0      0
NVIDIA CORP COM STK                   COM     67066G104     549     20,000    SH         SOLE            20,000    0      0
OCCIDENTAL PETE CORP COM              COM     674599105  22,315    916,800    SH         SOLE           916,800    0      0
ORACLE CORPORATION U SD.01 COM        COM     68389X105   1,899    150,920    SH         SOLE           150,920    0      0
PMC SIERRA INC COM                    COM     69344F106     514     50,000    SH         SOLE            50,000    0      0
RYAN AIR HLDG PLC ADS                 ADR     783513104   7,067    172,500    SH         SOLE           172,500    0      0
SIEBEL SYS INC COM                    COM     826170102     667     51,300    SH         SOLE            51,300    0      0
SMITH INTL INC                        COM     832110100   5,642    155,000    SH         SOLE           155,000    0      0
TELESP CELULAR PARTI CIPACOES         ADR     87952L108   1,267    240,000    SH         SOLE           240,000    0      0
TRANSOCEAN SEDCO FOREX INC            COM     G90078109   7,524    285,000    SH         SOLE           285,000    0      0
TRW INC                               COM     872649108   1,666     55,880    SH         SOLE            55,880    0      0
UNISYS CORP USD COM                   COM     909214108   4,763    550,000    SH         SOLE           550,000    0      0
UNITED PARCEL SERVICE CL-B            COM     911312106   2,214     42,600    SH         SOLE            42,600    0      0
UNITED TECHNOLOGIES CORP              COM     913017109   3,720     80,000    SH         SOLE            80,000    0      0
USX-MARATHON GROUP COM                COM     902905827  11,462    428,500    SH         SOLE           428,500    0      0
VALERO ENERGY CORP COMSTK             COM     91913Y100   4,514    128,600    SH         SOLE           128,600    0      0
VISTEON CORP COM STK                  COM     92839U107   6,788    532,400    SH         SOLE           532,400    0      0
XILINX INC COM                        COM     983919101     941     40,000    SH         SOLE            40,000    0      0
                                                        -------
                                                        208,284
                                                        =======